Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current and deferred taxes - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Current And Deferred Taxes Abstract
Current year	€ (190)
Changes in estimates related to prior years
Current tax expense	(190)
Origination and reversal of temporary differences	(3,453)	(1,033)	112
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	1,071	620	(67)
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences
Deferred tax (expense) income	(2,382)	(413)	45
Total	€ (2,572)	€ (413)	€ 45